Label	Element	Value
FFI Strategies Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FFI Strategies Portfolio (formerly, Third Avenue Value Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	FFI Strategies Portfolio (formerly, Third Avenue Value Portfolio) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you pay if you buy and hold shares of the FFI Strategies Portfolio (the "Portfolio") through a separate account ("Account") of an insurance company ("Participating Insurance Company") that issues variable annuity contracts or variable life insurance policies ("Contracts"). The insurance company contract through which you invest may have other additional fees and expenses. If such fees and expenses were reflected, the figures in the table would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the net asset value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example does not reflect separate account charges. If these charges were included, overall expenses would be higher. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same giving effect to the Expense Limitation Agreement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio utilizes a multi-manager, multi-strategy approach whereby the Portfolio's assets are allocated between the Adviser and a Sub-Adviser (each defined below) in percentages determined at the discretion of the Adviser. Currently, the Adviser anticipates allocating approximately 50% of the Portfolio's assets to Cadence Capital Management LLC ("Cadence" or "the Sub-Adviser"). "FFI" stands for "fundamental and factor investments." The "fundamental" portion of the Portfolio is advised by Third Avenue using its fundamental research methodology and investment strategy and the "factor" portion of the Portfolio is sub-advised by Cadence using certain quantitative factors and a qualitative analysis to implement its investment strategy.

Third Avenue Management LLC ("Third Avenue" or "Adviser"). In managing the portion of the Portfolio's assets allocated to it (the "Third Avenue Account"), Third Avenue seeks to acquire common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. Third Avenue adheres to a strict value discipline in selecting securities. This means seeking investments whose market prices are low in relation to what it believes is their intrinsic value and/or whose total return potential is considered to be high. The Adviser believes this both lowers investment risk and increases capital appreciation and total return potential. Accordingly, the Adviser seeks to identify investment opportunities through intensive research of individual companies and, generally, does not focus solely on stock market conditions and other macro factors. For these reasons, the Adviser may seek investments in the equity securities and senior securities, such as convertible securities, preferred stocks and debt instruments (including high yield and distressed securities, often referred to as "junk", that may be in default and may have any or no credit rating) of companies in industries that are believed to be undervalued or temporarily depressed.  The Third Avenue Account also invests in both domestic and foreign securities.

Third Avenue follows a strategy of long-term investing. The Adviser will generally sell an investment when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment's inherent value or when it believes that the market value of an investment is overpriced relative to its intrinsic value.

Cadence Capital Management LLC. The Sub-Adviser in managing the portion of the Portfolio allocated to it (the "Cadence Account") utilizes its global equity income strategy that attempts to generate a high and growing income stream, competitive total return, and lower overall risk. The Sub-Adviser believes that high dividend companies that are financially sound, with stable cash flows have exhibited better than average returns with lower than average volatility. Cadence uses a systematic, proprietary, rules-based construction methodology to attempt to efficiently capture the excess returns of premium yielding stocks. The strategy attempts to achieve its goal with lower long-term volatility and at a low cost. The Cadence Account also invests in both domestic and foreign securities.

Construction of the Cadence Account begins by evaluating a global universe of developed equity market securities that includes specific indices. Each security is evaluated for bottom-up factors such as dividend yield, liquidity, and various measures of financial strength. Stocks are included in the Cadence Account only if they meet designated criteria and contribute to the style and investment objective. The strategy attempts to earn a premium income while capturing broad global equity market exposure. Individual security weights are determined using a weighting methodology based on modified market capitalization to ensure liquidity and diversification. Dividend sustainability, dividend growth and fundamental valuations are also considered in determining the final security weights.

Allocations are adjusted in historically high yielding sectors to limit position sizes and mitigate sector concentration risk. Similar adjustments to avoid concentration risk occur at the country level. The resulting sector and country weights are reviewed by Cadence's investment team to ensure the strategy remains broadly diversified across economic sectors and geographic areas. A position is sold if their dividend yield, liquidity, or measures of financial strength fall below prescribed levels or if the position fails a filter (such as financial distress) or other construction criteria at the time of rebalance.

Temporary Defensive Positions. In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolio may temporarily hold all or a larger than normal portion of its assets in U.S. Government securities, money market funds, cash, exchange-traded funds, cash equivalents, or short-term investments. The Adviser and Sub-Adviser will determine when market conditions warrant temporary defensive measures with respect to the Third Avenue Account and Cadence Account, respectively. Additionally, the Adviser or Sub-Adviser may take temporary defensive positions on behalf of the Portfolio as a whole. Under such conditions, the Portfolio may not invest in accordance with its investment objective or principal investment strategies and may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Portfolio will similarly fluctuate and you could lose money. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.

Management Risk. Because the Portfolio is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Portfolio to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. In addition, the Sub-Adviser uses a systematic, proprietary, rules-based construction methodology to manage the Cadence Account. Investments selected using the Sub-Adviser's methodology may perform differently than expected as a result of the factors used, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the methodology (including, for example, data problems and/or software issues). There is no guarantee that the Sub-Adviser's use of quantitative methods will result in effective investment decisions. There can be no guarantee that the Adviser or Sub-Adviser's investment techniques and risk analysis will produce the desired result.

Style Risk. Value securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the securities' intrinsic value or the expected value was misgauged. The Adviser or Sub-Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Portfolio is not limited to investing in stocks, the Portfolio may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Portfolio's disciplined and deliberate investing approach, there may be times when the Portfolio will have a significant cash position. A substantial cash position can adversely impact Portfolio performance in certain market conditions and may make it more difficult for the Portfolio to achieve its investment objective.

Dividend-Oriented Companies Risk.  Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could reduce the value of the issuer's stock and the yield of the Portfolio and lower performance for the Portfolio.

Small- and Mid-Cap Risk. The Portfolio may invest from time to time in smaller and mid-size companies whose securities tend to be more volatile and less liquid than securities of larger companies. This can adversely affect the prices at which the Portfolio can purchase and sell these securities and, thus, the value of the Portfolio's shares.

Large-Capitalization Companies Risk. Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk.  In addition, their prices may not rise as much as the prices of companies with smaller market capitalizations.

Foreign Securities and Emerging Markets Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging markets countries can be more volatile than more developed markets may be.

Currency Risk. The Portfolio's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Portfolio may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Portfolio's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Currency Hedging Risk. The Adviser or Sub-Adviser may seek to hedge all or a portion of the Portfolio's foreign currency risk. However, the Adviser or Sub-Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Portfolio may not be able to sell these investments at the best prices or at the value the Portfolio places on them. In such a market, the value of such investments and the Portfolio's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities ("junk bonds") may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. An unexpected increase in Portfolio redemption requests, including requests from Participating Insurance Companies who may own a significant percentage of the Portfolio's shares, could cause the Portfolio to sell its holdings at a loss or at undesirable prices and adversely affect the Portfolio's share price and increase the Portfolio's liquidity risk and/or Portfolio expenses.

Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Portfolio's investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. The prices of high-yield debt securities ("junk bonds"), unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Economic and other developments can adversely affect debt securities markets.

High-Yield Risk. The Portfolio's investments in high-yield debt securities (commonly known as "junk bonds") may expose the Portfolio to greater risks than if the Portfolio only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Portfolio's investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Portfolio of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser or Sub-Adviser, on behalf of the Portfolio, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser's or Sub-Adviser's participation would yield favorable results for the Portfolio, and such participation may subject the Portfolio to additional duties, liabilities and trading restrictions in a particular investment.

Cybersecurity Risk. As part of their business, the Adviser and Sub-Adviser both process, store and transmit large amounts of electronic information, including information relating to the transactions of the Portfolio. The Adviser, Sub-Adviser and Portfolio may be susceptible to operational and information security risk. Cybersecurity failures or breaches of the Portfolio or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Portfolio and its shareholders could be negatively impacted as a result.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Portfolio will similarly fluctuate and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Portfolio. The bar chart shows changes in the Portfolio's performance from year to year for the past 10 years. The table compares the Portfolio's average annual total returns to broad measure of market performance. These figures do not reflect charges assessed at the contract or separate account level. If any such charges were included, returns would be lower. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Portfolio’s performance from year to year for the past 10 years. The table compares the Portfolio’s average annual total returns to broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendars Years
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These figures do not reflect charges assessed at the contract or separate account level.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the above bar chart, the highest return for a quarter was 16.99% (quarter ended 9/30/10) and the lowest return for a quarter was (24.15%) (quarter ended 9/30/11).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending 12/31/19
FFI Strategies Portfolio | FFI Strategies Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Management (Advisory) Fee	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Total Annual Portfolio Operating Expenses (as a percentage of net assets)	rr_ExpensesOverAssets	1.64%	[1]
Fee Deferred/Expenses Reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1]
Net Annual Portfolio Operating Expenses	rr_NetExpensesOverAssets	1.30%	[1]
1 Year	rr_ExpenseExampleYear01	$ 132
3 Year	rr_ExpenseExampleYear03	484
5 Year	rr_ExpenseExampleYear05	860
10 Year	rr_ExpenseExampleYear10	$ 1,915
Annual Return 2010	rr_AnnualReturn2010	14.07%
Annual Return 2011	rr_AnnualReturn2011	(21.31%)
Annual Return 2012	rr_AnnualReturn2012	27.33%
Annual Return 2013	rr_AnnualReturn2013	18.97%
Annual Return 2014	rr_AnnualReturn2014	4.38%
Annual Return 2015	rr_AnnualReturn2015	(8.89%)
Annual Return 2016	rr_AnnualReturn2016	12.22%
Annual Return 2017	rr_AnnualReturn2017	13.59%
Annual Return 2018	rr_AnnualReturn2018	(20.34%)
Annual Return 2019	rr_AnnualReturn2019	12.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.15%)
One Year	rr_AverageAnnualReturnYear01	12.46%
Five Years	rr_AverageAnnualReturnYear05	0.80%
Ten Years	rr_AverageAnnualReturnYear10	3.98%
Since Inception	rr_AverageAnnualReturnSinceInception	7.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 21, 1999
FFI Strategies Portfolio | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deductions for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	28.40%	[2]
Five Years	rr_AverageAnnualReturnYear05	9.36%	[2]
Ten Years	rr_AverageAnnualReturnYear10	10.08%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.73%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 21, 1999

[1]	The Portfolio's investment adviser, Third Avenue Management LLC (the "Adviser" or "Third Avenue") has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Portfolio expenses in order to limit Net Annual Portfolio Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) to 1.30% of the average daily net assets of the Portfolio, subject to later reimbursement by the Portfolio in certain circumstances (the "Expense Limitation Agreement"). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from the Portfolio fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Portfolio Operating Expenses to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Adviser's recovery is limited to the lesser of the expense limitation at the time of the waiver and the time of recapture. The Expense Limitation Agreement can only be amended by agreement of the Portfolio's investment adviser and Independent board members to lower Net Annual Portfolio Operating Expenses and will terminate automatically in the event of termination of the Investment Management Agreement by one of the parties, effective upon the effectiveness of such termination. Beginning on October 17, 2019, the Adviser, although contractually entitled to reimbursement under the Expense Limitation Agreement, has voluntarily agreed not to request reimbursement through October 31, 2021 after which it may seek reimbursement if permitted by the terms of the Expense Limitation Agreement.
[2]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across all 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country.